Saturna Sustainable Equity Fund
Saturna Sustainable Equity Fund
Investment Objective
Capital appreciation.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Saturna Sustainable Equity Fund
Management and Administration Fee		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.30%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver and Expense Reimbursement		0.21%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[2]	0.99%
[1]	The "Other Expenses" are based on estimated amounts for the initial fiscal year.
[2]	The investment adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.99%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Saturna Sustainable Equity Fund	122	381

Portfolio Turnover
The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. The Fund began operations as of March 27, 2015 (the date of this Prospectus) and consequently has not yet made any purchases or sold any securities, and therefore does not have a portfolio turnover rate to report.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low risks in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes present low ESG risks.

The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment style. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the adviser's assessment of their intrinsic value, which typically means companies with low price/earnings multiples, strong balance sheets, and higher dividend yields. The Fund may invest up to 30% of assets in companies with headquarters in developing countries.
Principal Risks of Investing
The value of Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which it invests.

Foreign investing involves risks not normally associated with investing solely in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.

Security issuers are evaluated and assigned an ESG rating monthly. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which the company operates. The ratings process associated with sustainable investing reduces the investable universe, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
Performance
The Fund began operations on March 27, 2015 and consequently has no historical returns to report. Future reports will show how the Fund's average annual total returns for the required time periods compare with the S&P Global 1200 Index.

A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.